Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions

(1)	Names of related parties and relationship

(2)	Significant related party transactions

A.	Payment on behalf of others

	June 30, 2024	December 31, 2023	June 30, 2023
Payment on behalf of others (Recorded as Other current assets) SELX	$46,172	$29,122	$-

The payments on behalf of others mainly consist of audit fees, consultancy fees, and listing-related expenses paid on behalf of SELX for its public listing in the United States. The payments on behalf of others bear no interest.

B.	Payables to related parties:

	June 30, 2024	December 31, 2023	June 30, 2023
Other payables SELX	$2,487	$-	$-

The other payables primarily consist of advances made by SELX.

(3)	Key management compensation

	Six months ended June 30,	Six months ended June 30,
	2024	2023
Salaries and other short-term employee benefits	$6,842	$6,841